POSTRETIREMENT HEALTHCARE BENEFITS - Narrative (Details) (Postretirement Benefit Plans)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	4.75%